Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Share Based Compensation [Abstract]
Share-Based Compensation

Note 15. Share-Based Compensation

Donnelley Financial’s Stock and Incentive Programs for Employees and Directors

The Company’s share-based compensation plan under which it may grant future awards, the 2016 Donnelley Financial Solutions, Inc. Performance Incentive Plan (“2016 PIP”), was approved by the Board of Directors to provide incentives to key employees of the Company. Awards under the 2016 PIP may include, cash or stock bonuses, stock options, stock appreciation rights, restricted stock or restricted stock units. In addition, non-employee members of the Board of Directors may receive awards under the 2016 PIP. There were 3.5 million shares of common stock reserved and authorized for issuance under the 2016 PIP. At December 31, 2016, there were 2.6 million shares of common stock authorized and available for grant under the 2016 PIP.

Impact of the Separation from RRD

Prior to the Separation, RRD maintained an incentive stock program for the benefit of its officers, directors and certain employees, including certain Donnelley Financial employees.  RRD’s share-based compensation programs in which Donnelley Financial employees participated included RSUs.

In connection with the Separation, as of October 1, 2016, employee stock options and restricted stock units (“RSUs”) were adjusted and converted into new equity awards of Donnelley Financial, RRD and/or LSC using a 10-day volume weighted average share price of Donnelley Financial, RRD and LSC, as described in the Separation and Distribution Agreement. Converted awards retained the same vesting schedule and expiration date of the original awards. In addition, performance-based awards granted under RRD were converted into RSUs of Donnelley Financial, RRD and/or LSC (with satisfaction of performance conditions determined through the Separation Date) and remain subject to time-based vesting for the remainder of the applicable performance period. All equity awards converted upon Separation were authorized for issuance under the 2016 PIP. In periods following the Separation, the Company records share-based compensation expense for its employees’ equity awards that were converted into Donnelley Financial, RRD and/or LSC equity awards.

The rights granted to the recipient of RRD RSU awards generally accrue ratably over the restriction or vesting period, which is generally four years. RRD also granted RSU awards which cliff vest three years from the grant date.  RSU awards are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death or permanent disability of the grantee, termination of the grantee’s employment under certain circumstances or a change in control of RRD. The Company records compensation expense of RSU awards based on the fair market value of the awards at the date of grant ratably over the period during which the restrictions lapse. Dividends are not paid on RSUs.

Share-based compensation expense

For all awards issued following the Separation, the Company recognizes compensation expense based on estimated grant date fair values for all share-based awards issued to employees and directors, including restricted stock and restricted stock units. The Company estimates the fair value of share-based awards based on assumptions as of the grant date. The Company recognizes compensation costs for RSUs expected to vest, on a straight-line basis over the requisite service period of the award, which is generally the vesting term of three years. The Company recognizes compensation expense for performance based restricted stock awards utilizing a graded vesting schedule. The Company estimates the number of awards expected to vest based, in part, on historical forfeiture rates and also based on management’s expectations of employee turnover within the specific employee groups receiving each type of award. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods, if actual forfeitures differ from those estimates.

In periods prior to the Separation, share-based compensation expense includes expense attributable to the Company based on the award terms previously granted to the Company’s employees and an allocation of compensation expense for RRD’s corporate and shared functional employees. As those share-based compensation plans are RRD’s plans, the amounts have been recognized through net parent company investment on the consolidated and combined balance sheets.

Total compensation expense was $2.5 million, $1.6 million and $2.1 million for years ended December 31, 2016, 2015 and 2014, respectively. The income tax benefit related to share-based compensation expense was $1.0 million, $0.6 million and $0.8 million for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, $7.2 million of total unrecognized compensation expense related to share-based compensation plans is expected to be recognized over a weighted-average period of 2.5 years.

General Terms of Awards

The Donnelley Financial Compensation Committee of the Board of Directors has discretion to establish the terms and conditions for grants, including the number of shares, vesting and required service or other performance criteria. Generally, awards under the 2016 PIP must have a minimum vesting period of three years. On October 1, 2016, the Company awarded certain employees and members of the Board of Directors restricted stock and RSUs.  50% of each of the awards of restricted stock and RSUs granted in 2016 will vest two years from the grant date and 50% will vest three years from the grant date. Vesting of the restricted stock awards is also subject to performance metrics. Both the restricted stock and RSU awards are subject to forfeiture upon termination of employment prior to vesting, subject in some cases to early vesting upon specified events, including death or permanent disability of the grantee, termination of the grantee’s employment under certain circumstances or a change in control of the Company.

Stock Options

As of December 31, 2016, all outstanding options were 100% vested. There were no options granted during the years ended December 31, 2016, 2015 or 2014.

The following table summarizes activity for Donnelley Financial stock options held by employees of Donnelley Financial, RRD and LSC for the period following the Separation:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Shares Under	Average	Contractual	Intrinsic
	Option	Exercise	Term	Value
	(thousands)	Price	(years)	(millions)
Outstanding at October 1, 2016	3	$22.30	5.4	$-
Vested options converted on October 1, 2016 in connection with the Separation	296	21.47	3.7	1.4
Outstanding at December 31, 2016	299	21.48	3.5	1.4
Exercisable at December 31, 2016	207	$16.35	3.5	$1.4

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on October 3, 2016 and December 31, 2016, respectively, and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options on October 3, 2016 and December 31, 2016. This amount will change in future periods based on the fair market value of the Company’s stock and the number of options outstanding. Total intrinsic value of options exercised for the year ended December 31, 2016 was de minimis.

Compensation expense related to stock options for the years ended December 31, 2016, 2015 and 2014 was de minimis.

Restricted Stock Units

On October 1, 2016, under the 2016 PIP the Company awarded 60,748 RSUs to certain employees and 16,620 restricted stock units to members of the Board of Directors, as a pro-rata portion of their annual director equity retainer. The following table summarizes activity for Donnelley Financial RSUs held by employees of Donnelley Financial, RRD and LSC, and members of the Board of Directors for the period following the Separation:

		Weighted
	Shares	Average Grant
	(Thousands)	Date Fair Value (1)
Nonvested at October 1, 2016	11	$26.66
Awarded	77	24.75
Vested	(20)	25.74
Nonvested RSUs converted on October 1, 2016 in connection with the Separation	368	27.22
Nonvested at December 31, 2016	436	$25.28

(1)	The weighted average grant date fair value has been adjusted for the impact of the Separation.

Compensation expense related to RSUs was $1.9 million, $0.8 million and $1.5 million for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016, there was $3.7 million of unrecognized share-based compensation expense related to 0.3 million restricted stock unit awards, with a weighted-average grant date fair value of $25.32, that are expected to vest over a weighted-average period of 2.1 years. The fair value of these awards was determined based on the Company’s stock price on the grant date reduced by the present value of expected dividends through the vesting period.

Restricted Stock

On October 1, 2016, the Company awarded 156,169 shares of restricted stock with a weighted average grant date fair value of $24.75 to certain employees under the 2016 PIP. The fair value of these awards was determined based on the Company’s stock price on the grant date. The performance period for the shares awarded during 2016 is October 1, 2016 to September 30, 2019. Distributions under these awards are payable at the end of the period in common stock.

Compensation expense for the restricted stock awards granted in 2016 is currently being recognized based on 100% attainment of the targeted performance metric. Compensation expense for restricted stock awards was $0.3 million for the year ended December 31, 2016. As of December 31, 2016, there was $3.5 million of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over a weighted average period of 2.8 years.

Other Incentive Stock Programs

RRD maintained other incentive stock programs for the benefits of its officers and certain employees. Compensation expense related to these other stock programs was $0.3 million, $0.7 million and $0.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.